SIGNIFICANT ACCOUNTING POLICIES - FOREIGN EXCHANGE RATES (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
U.S. Dollar
Currency [Line Items]
Average exchange rate (per Euro)	1.1827	1.1422	1.1195
Closing exchange rate (per Euro)	1.1326	1.2271	1.1234
Pound Sterling
Currency [Line Items]
Average exchange rate (per Euro)	0.8596	0.8897	0.8778
Closing exchange rate (per Euro)	0.8403	0.8990	0.8508
Swiss Franc
Currency [Line Items]
Average exchange rate (per Euro)	1.0811	1.0705	1.1124
Closing exchange rate (per Euro)	1.0331	1.0802	1.0854
Japanese Yen
Currency [Line Items]
Average exchange rate (per Euro)	129.8767	121.8458	122.0058
Closing exchange rate (per Euro)	130.3800	126.4900	121.9400
Chinese Yuan
Currency [Line Items]
Average exchange rate (per Euro)	7.6282	7.8747	7.7355
Closing exchange rate (per Euro)	7.1947	8.0225	7.8205
Australian Dollar
Currency [Line Items]
Average exchange rate (per Euro)	1.5749	1.6549	1.6109
Closing exchange rate (per Euro)	1.5615	1.5896	1.5995
Canadian Dollar
Currency [Line Items]
Average exchange rate (per Euro)	1.4826	1.5300	1.4855
Closing exchange rate (per Euro)	1.4393	1.5633	1.4598
Singapore Dollar
Currency [Line Items]
Average exchange rate (per Euro)	1.5891	1.5742	1.5273
Closing exchange rate (per Euro)	1.5279	1.6218	1.5111
Hong Kong Dollar
Currency [Line Items]
Average exchange rate (per Euro)	9.1932	8.8587	8.7715
Closing exchange rate (per Euro)	8.8333	9.5142	8.7473